Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18	COMMITMENTS AND CONTINGENCIES
Capital expenditure commitments
The Group had capital expenditure commitments for the laboratory leasehold improvements of RMB10,916 (US$1,713) as of December 31, 2021, which are scheduled to be paid within one year.
Short-term operating lease commitments
The Group had short-term operating lease commitments for certain office of RMB431(US$68) as of December 31, 2021, which are scheduled to be paid within one year.
Contingencies
The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.